Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

QUEST SOFTWARE, INC. AND SUBSIDIARIES

FINANCIAL STATEMENT SCHEDULE

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Acquired Balances	Charges, Costs and Expenses	Additions/ Deductions	Balance at End of Period
	(In Thousands)
Year ended December 31, 2011:
Allowance for bad debt	$509	$140	$131	$(171)	$609
Allowance for sales returns and cancellations	$4,858	$516	$623	$(237)	$5,760
Year ended December 31, 2010:
Allowance for bad debt	$535	$—	$458	$(484)	$509
Allowance for sales returns and cancellations	$5,070	$—	$2,112	$(2,324)	$4,858
Year ended December 31, 2009:
Allowance for bad debt	$847	$—	$72	$(384)	$535
Allowance for sales returns and cancellations	$7,537	$1	$1,062	$(3,530)	$5,070